Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Significant Balances Between the Group and its Related Parties	The significant balances between the Group and its related parties were as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Amounts due from:
Puxian	13	—
Ms. Wenjing Song	100	—
	113	—
Amounts due to:
Mr. Yunlong Sha	3,836	43,993
Ms. Wenjing Song	—	10,500
	3,836	54,493